Principal subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Principal subsidiaries	Principal subsidiaries
The significant judgements used in applying this policy are set out below.
Accounting for investment in subsidiaries
In the individual financial statements of Barclays Bank PLC, investments in subsidiaries are stated at cost less impairment.
Investments in subsidiaries, the majority of which are engaged in banking related activities, are recorded on the balance sheet at historical cost less any impairment. At 31 December 2024 the historical cost of investments in subsidiaries was £23,009m (2023: £22,185m), and impairment allowances recognised against these investments totalled £2,262m (2023: £3,080m). The increase in the balance sheet value of
£1,642m in the year was driven by an increase in the cost of investments in subsidiaries totalling £824m resulting from capital injections and AT1 issuances and a decrease in impairment of £818m driven by the reversal of £1bn impairment in Barclays Bank Ireland PLC.  During the year, Barclays Bank PLC injected €50m (2023: €150m) of additional capital into its subsidiary Barclays Bank Ireland PLC by way of a subscription for ordinary shares. The capital injection in 2023 was fully impaired during the year ending 31 December 2023.  As at the 31
December 2024, the cost of investment in Barclays Bank Ireland PLC is £3,521m being historical cost of £5,140m and accumlated impairment of £1,619m.
In May 2023, Barclays Bank PLC acquired the entire issued share capital of Barclays Asset Management Limited and Barclays Investment
Solutions Limited, part of the Wealth & Investment Management business, along with certain other assets and liabilities, business guarantees and business contracts (together with the transfer of associated employees of Barclays Bank UK PLC) from Barclays Bank UK
PLC. Consideration of £3 was paid by Barclays Bank PLC, which represented the fair value of the transferring businesses. Barclays Bank
Group recognised the difference between the carrying value of the net assets acquired and the cash consideration paid directly in equity as a £124m merger reserve within Other reserves.
At the end of each reporting period an impairment review is undertaken in respect of investments in the ordinary shares of subsidiaries.
Impairment is indicated where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use
(VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast profits based on financial budgets approved by management, covering a five-year period as an approximation of future cash flows discounted using a discount rate appropriate to the subsidiary being tested. A terminal growth rate is then applied to the cash flows thereafter, which is based upon expectations of future inflation rates.
The 2024 review resulted in the reversal of £1bn of impairment for Barclays Bank Ireland PLC due to an improved performance expectation, the impairment had originally been identified as part of the 2022 review.  The 2023 review did not result in any change in the 2022 impairment position.
Principal subsidiaries of the Barclays Bank Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Bank Group’s business, results or financial position.

Company Name	Principal place of business or incorporation	Nature of business	Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
			%	%	%
Barclays Bank Delaware	United States	Credit card issuer	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—
The country of registration or incorporation is also the principal area of operation of each of the above subsidiaries.
Ownership interests are in some cases different to voting interests due to the existence of non-voting equity interests, such as preference shares.
Significant judgements and assumptions used to determine the scope of the consolidation
Determining whether the Barclays Bank Group has control of an entity is generally straightforward based on ownership of the majority of the voting capital. However, in certain instances, this determination will involve significant judgement, particularly in the case of structured entities where voting rights are often not the determining factor in decisions over the relevant activities. This judgement will involve assessing the purpose and design of the entity. It will also often be necessary to consider whether the Barclays Bank Group, or another involved party with power over the relevant activities, is acting as a principal in its own right or as an agent on behalf of others.
There is also often considerable judgement involved in the ongoing assessment of control over structured entities. In this regard, where market conditions have deteriorated such that the other investors’ exposures to the structure’s variable returns have been substantively eliminated, the Barclays Bank Group may conclude that the managers of the structured entity are acting as its agent and therefore will consolidate the structured entity.
An interest in equity voting rights exceeding 50% would typically indicate that the Barclays Bank Group has control of an entity. Until 25th
October 2024 Palomino Limited was excluded from consolidation despite the Group holding 100% of the voting rights as it was managed by an external counter-party and the Group was not exposed to its variable returns. Following the termination of the management agreement, as from 26th October 2024 the entity is now fully consolidated.

Company name	Country of registration or incorporation	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Palomino Limited	Cayman Islands	100	—	—
Interests relating to the entity are included in Note 32 for the year ended 31st December 2023.
Significant restrictions
As is typical for a group of its size and international scope, there are restrictions on the ability of the Barclays Bank Group to obtain distributions of capital, access the assets or repay the liabilities of certain members of the Barclays Bank Group due to the statutory, regulatory and contractual requirements of its subsidiaries and due to the protective rights of non-controlling interests. These are considered below.
Regulatory requirements
The Barclays Bank Group’s principal subsidiary companies have assets and liabilities before intercompany eliminations of £515bn (2023:
£524bn) and £490bn (2023: £500bn) respectively. Certain classes of these assets and liabilities are subject to prudential regulation and regulatory capital requirements in the countries in which the subsidiaries are regulated. These prudential and regulatory capital requirements require entities to maintain minimum capital levels which cannot be returned to the parent company, Barclays Bank PLC, on a going concern basis.
In order to meet capital requirements, subsidiaries may issue certain equity accounted and debt accounted financial instruments such as
Tier 1 and Tier 2 capital instruments and other forms of subordinated liabilities. Refer to Note 25 and Note 26 for particulars of these instruments. These instruments may be subject to cancellation clauses or preference share restrictions that would limit the ability of the entity to repatriate the capital on a timely basis.
Liquidity requirements
Regulated subsidiaries of the Barclays Bank Group are required to meet PRA or local regulatory requirements pertaining to liquidity. These regulated subsidiaries include Barclays Capital Securities Limited (which is regulated for liquidity matters on a combined basis with Barclays
Bank PLC under a Domestic Liquidity Sub-Group (DoLSub) arrangement), Barclays Bank Ireland PLC, Barclays Capital Inc. and Barclays Bank
Delaware Inc. See page 120 for further details of liquidity requirements.
Statutory requirements
The Barclays Bank Group’s subsidiaries are subject to statutory requirements not to make distributions of capital and unrealised profits and generally to maintain solvency. These requirements restrict the ability of subsidiaries to make remittances of dividends to Barclays Bank PLC, the parent, except in the event of a legal capital reduction or liquidation. In most cases the regulatory restrictions referred to above exceed the statutory restrictions.
Asset encumbrance
The Barclays Bank Group uses its financial assets to raise finance in the form of securitisations and through the liquidity schemes of central banks, as well as to provide security to the UK Retirement Fund. Once encumbered, the assets are not available for transfer around the
Barclays Bank Group. The assets typically affected are disclosed in Note 35.
Other restrictions
The Barclays Bank Group is required to maintain cash balances with central banks and other regulatory authorities and these amounted to
£2,317m (2023: £2,973m).